UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	06/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--20.6%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA
5.33%, 9/6/07	300,000,000	300,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.31%, 10/11/07	50,000,000	50,000,000
Bayerische Landesbank (Yankee)
5.31%, 8/20/07	200,000,000	199,998,630
Credit Agricole (London)
5.31%, 10/12/07	200,000,000	200,000,000
HBOS Treasury Services PLC (London)
5.30%, 9/4/07	150,000,000	150,000,000
HSH Nordbank AG (Yankee)
5.30%, 8/1/07	75,000,000 a	75,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.31%, 11/9/07	200,000,000	200,000,000
Mizuho Corporate Bank (Yankee)
5.30% - 5.32%, 7/10/07 - 9/6/07	375,000,000	375,000,000
Mizuho Corporate Bank (Yankee)
5.30%, 7/11/07	75,000,000	75,000,000
UniCredito Italiano SpA (London)
5.31%, 11/7/07	100,000,000	100,000,000
Union Bank of California, N.A.
5.32%, 8/27/07	150,000,000	150,000,000
Wilmington Trust Co., DE
5.31%, 8/6/07	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,894,998,630)		1,894,998,630
Commercial Paper--53.4%

Alliance & Leicester PLC
5.30%, 7/25/07	83,100,000	82,810,258
Amsterdam Funding Corp.
5.31%, 7/12/07	65,300,000 a	65,194,649
ASB Finance Ltd.
5.31%, 8/9/07	40,000,000 a	39,773,150
Asscher Finance Corp.
5.32% - 5.33%, 8/13/07 - 9/13/07	300,000,000 a	297,661,889
Bavaria TRR Corp.
5.34% - 5.39%, 7/2/07 - 7/23/07	216,670,000 a	216,390,687
BNP Paribas Finance Inc.
5.35%, 7/2/07	200,000,000	199,970,278
CAFCO LLC
5.30%, 7/30/07	200,000,000 a	199,157,389
Chariot Funding LLC
5.31%, 7/17/07	101,436,000 a	101,197,513
Citigroup Funding Inc.
5.32%, 7/12/07 - 8/9/07	425,000,000	423,894,972
Commerzbank U.S. Finance Inc.

5.32%, 8/24/07	200,000,000	198,428,000
Deutsche Bank Financial LLC
5.35%, 7/2/07	250,000,000	249,962,847
DnB NOR Bank ASA
5.31%, 10/11/07	200,000,000	197,059,000
FCAR Owner Trust, Ser. I
5.31% - 5.33%, 8/3/07 - 10/17/07	315,000,000	312,891,483
Kredietbank N.A. Finance Corp.
5.31%, 8/6/07	180,000,000	179,057,700
Links Finance LLC
5.30%, 7/26/07	100,000,000 a	99,636,806
PB Finance (Delaware) Inc.
5.31%, 7/17/07	200,000,000	199,529,778
Picaros Funding LLC
5.32%, 7/25/07	75,000,000 a	74,735,500
Raiffeisen Zentralbank Oesterreich
5.31%, 7/13/07 - 11/14/07	250,000,000	248,672,833
Scaldis Capital Ltd.
5.32%, 7/25/07	120,800,000 a	120,380,824
Skandinaviska Enskilda Banken AB
5.30% - 5.31%, 7/25/07 - 9/10/07	300,000,000	297,594,306
Solitaire Funding Ltd.
5.30% - 5.31%, 7/9/07 - 7/23/07	429,700,000 a	428,653,013
Thames Asset Global Securitization No. 1 Inc.
5.30%, 7/16/07	19,302,000 a	19,259,857
Ticonderoga Master Funding Limited
5.32%, 7/31/07	166,350,000 a	165,618,060
Westpac Banking Corp.
5.31%, 11/15/07	150,000,000	147,048,792
Windmill Funding Corp.
5.31%, 7/12/07	153,000,000 a	152,753,160
Yorktown Capital, LLC
5.30%, 7/12/07	185,375,000 a	185,076,212
Total Commercial Paper
(cost $4,902,408,956)		4,902,408,956
Corporate Notes--5.4%

Fifth Third Bancorp
5.32%, 7/24/07	200,000,000 b	200,000,000
Links Finance LLC
5.33%, 10/16/07	100,000,000 a,b	99,997,068
Morgan Stanley
5.36%, 7/4/07	150,000,000 b	150,000,000
Sigma Finance Inc.
5.32%, 1/15/08	50,000,000 a,b	49,998,640
Total Corporate Notes
(cost $499,995,708)		499,995,708
Time Deposits--5.6%

Canadian Imperial Bank of Commerce (Grand Cayman)
5.37%, 7/2/07	200,000,000	200,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 7/2/07	219,000,000	219,000,000
Wells Fargo Bank, NA (Grand Cayman)

5.38%, 7/2/07	100,000,000	100,000,000
Total Time Deposits
(cost $519,000,000)		519,000,000
Repurchase Agreements--15.2%

Barclays Financial LLC
5.42%, dated 6/29/07, due 7/2/07 in the amount of
$50,022,563 (fully collateralized by $48,664,022
Corporate Bonds, 6.50%-7.60%, due 8/15/16-4/1/32,
value $51,500,000)	50,000,000	50,000,000
Barclays Financial LLC
5.43%, dated 6/29/07, due 7/2/07 in the amount of
$300,135,625 (fully collateralized by $307,927,367
Corporate Bonds, 5.50%-5.65%, due 9/20/19-1/25/36,
value $309,000,000)	300,000,000	300,000,000
Bear Stearns Cos. Inc.
5.40%, dated 6/29/07, due 7/2/07 in the amount of
$350,157,500 (fully collateralized by $226,293,528
Federal Home Loan Mortgage Corp., Participation
Certificates, 6.50%, due 9/1/36, value $183,553,399)
and $276,750,000 Federal National Mortgage
Association, 5.50%, due 11/1/34, value $173,447,617)	350,000,000	350,000,000
Credit Suisse (USA) Inc.
5.46%, dated 6/29/07, due 7/2/07 in the amount of
$300,136,375 (fully collateralized by $873,179,272
Government National Mortgage Association,
4.50%-7.50%, due 5/15/18-6/20/37, value $306,000,535)	300,000,000	300,000,000
Merrill Lynch & Co. Inc.
5.36%, dated 6/29/07, due 7/2/07 in the amount of
$400,178,667 (fully collateralized by $546,507,000
Corporate Bonds, 4.18%-6.45%, due 9/25/34-3/10/39,
value $412,003,880)	400,000,000	400,000,000
Total Repurchase Agreements
(cost $1,400,000,000)		1,400,000,000
Total Investments (cost $9,216,403,294)	100.2%	9,216,403,294
Liabilities, Less Cash and Receivables	(.2%)	(20,860,184)
Net Assets	100.0%	9,195,543,110

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $2,390,484,417 or 26.0% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
June 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--25.9%	Principal Amount ($)	Value ($)

American Express Centurion Bank
5.28%, 7/5/07	30,000,000	30,000,000
Bank of Montreal (Yankee)
5.29%, 7/12/07	30,000,000	30,000,000
Bank of Nova Scotia (Yankee)
5.28%, 7/9/07	30,000,000	30,000,000
Canadian Imperial Bank of Commerce (Yankee)
5.32%, 7/30/07	30,000,000	30,000,000
Credit Suisse (Yankee)
5.29%, 7/12/07	30,000,000	30,000,000
Fortis Bank (Yankee)
5.28%, 7/6/07	30,000,000	30,000,000
Societe Generale (Yankee)
5.27%, 7/6/07	30,000,000	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $210,000,000)		210,000,000
Commercial Paper--27.9%

Atlantic Asset Securitization LLC
5.37%, 7/2/07	30,000,000 a	29,995,525
Bank of Ireland
5.29%, 7/12/07	30,000,000 a	29,951,691
BNP Paribas Finance Inc.
5.35%, 7/2/07	30,000,000	29,995,541
Citigroup Funding Inc.
5.32%, 7/12/07	30,000,000	29,951,417
PB Finance (Delaware) Inc.
5.32%, 7/13/07	30,000,000	29,947,000
Rabobank USA Financial Corp.
5.33%, 7/2/07	30,000,000	29,995,558
Thunder Bay Funding LLC
5.30%, 7/12/07	16,000,000 a	15,974,187
Variable Funding Capital Company, LLC
5.35%, 7/2/07	30,000,000 a	29,995,542
Total Commercial Paper
(cost $225,806,461)		225,806,461
U.S. Government Agencies--9.0%

Federal Home Loan Bank System
4.80%, 7/2/07
(cost $72,990,267)	73,000,000	72,990,267
Time Deposits--1.0%

Key Bank U.S.A., N.A. (Grand Cayman)
5.28%, 7/2/07
(cost $8,000,000)	8,000,000	8,000,000
Repurchase Agreements--36.4%

Banc of America Securities LLC

5.33%, dated 6/29/07, due 7/2/07 in the amount of
$75,033,313 (fully collateralized by $30,500,000
Federal Home Loan Mortgage Corp., 5%, due 2/15/31,
value $29,329,468 and $71,488,376 Federal National
Mortgage Association, 5.82%, due 12/25/34-3/25/35,
value $47,170,532)	75,000,000	75,000,000
Barclays Financial LLC
5.33%, dated 6/29/07, due 7/2/07 in the amount of
$75,033,313 (fully collateralized by $790,000
Corporate Bonds, 3.75%, due 6/30/09, value $784,925
and $79,558,000 Federal Home Loan Mortgage Corp., 0%,
due 6/13/08, value $75,715,349)	75,000,000	75,000,000
Deutsche Bank Securities
5.35%, dated 6/29/07, due 7/2/07 in the amount of
$75,033,438 (fully collateralized by $83,537,544
Federal Home Loan Mortgage Corp., 5%-6%, due
11/15/32-6/15/37, value $76,500,000)	75,000,000	75,000,000
UBS Securities LLC
5.30%, dated 6/29/07, due 7/2/07 in the amount of
$70,030,917 (fully collateralized by $238,775,000
Federal National Mortgage Association, Strips, due
7/1/33, value $71,400,420)	70,000,000	70,000,000
Total Repurchase Agreements
(cost $295,000,000)		295,000,000
Total Investments (cost $811,796,728)	100.2%	811,796,728
Liabilities, Less Cash and Receivables	(.2%)	(1,244,145)
Net Assets	100.0%	810,552,583

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $105,916,945 or 13.1% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)